Income Taxes - Summary of Gross Amounts of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, beginning balance	$ 146	$ 134	$ 117
Increase due to current year tax positions	51	80	37
Increase due to prior year tax positions	9	25	2
Decreases due to prior year tax positions			(3)
Decrease due to settlements and lapse of statute of limitations	(9)	(93)	(19)
Unrecognized tax benefits, ending balance	$ 197	$ 146	$ 134